Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets consist of the following:

	December 31, 2020	December 31, 2019
Deferred transaction costs	$8,255	$—
Fixed assets, net	3,356	3,377
Deferred tax assets	800	326
Contributions receivable	567	1,853
Other assets	4,291	945

Total	$17,269	$6,501

Fixed assets consist of the following
Fixed assets consist of the following:

	December 31, 2020	December 31, 2019
Leasehold improvements	$2,133	$2,128
Furniture and fixtures	1,612	1,550
Computer equipment	730	702
Computer software	556	56

Fixed assets	5,031	4,436
Accumulated depreciation and amortization	(1,675)	(1,059)

Fixed assets, net	$3,356	$3,377